Short-Term and Long-Term Debts - Summary of Long-Term Debts (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Long-term debts	¥ 1,424,386,034	$ 223,517,251	¥ 2,206,574,921
Long Term Borrowings [Member]
Debt Instrument [Line Items]
Long-term debts, Term			36 months
Long-term debts	¥ 469,941,863	$ 73,744,133	¥ 107,055,556
Long Term Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	4.45%	4.45%	4.75%
Long-term debts, Term	15 months	15 months
Long Term Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.00%	6.00%	6.00%
Long-term debts, Term	36 months	36 months
Securitization Debts Payable [Member]
Debt Instrument [Line Items]
Long-term debts			¥ 401,761,874
Securitization Debts Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate			4.73%
Long-term debts, Term			18 months
Securitization Debts Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate			6.00%
Long-term debts, Term			20 months
Co-financing Debt Payables [Member]
Debt Instrument [Line Items]
Long-term debts	¥ 954,444,171	$ 149,773,118	¥ 1,697,757,491
Co-financing Debt Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	5.50%	5.50%	5.50%
Long-term debts, Term	24 months	24 months	24 months
Co-financing Debt Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.60%	6.60%	6.60%
Long-term debts, Term	36 months	36 months	36 months